CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary the Company's capital
The Company’s capital at December 31, 2020 and 2019 is as follows:

As at	December 31, 2020	December 31, 2019
Share capital	$3,289,497	$886,309
Reserves	31,244	28,843
Accumulated other comprehensive income	235,709	14,571
Retained earnings	1,528,481	887,031
	$5,084,931	$1,816,754